Registration No. 333-44545
                                                            File No. 811-08613

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /


      PRE-EFFECTIVE AMENDMENT NO. 3                                      / X /
      POST-EFFECTIVE AMENDMENT NO. ___                                  /    /


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

     COMPANY ACT OF 1940                                                /    /


      AMENDMENT NO. 3                                                    / X /


                       OPPENHEIMER LARGE CAP GROWTH FUND

------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

             Two World Trade Center, New York, New York 10048-0203

------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)

                                 212-323-0200

------------------------------------------------------------------------------
                        (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.

                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203

------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective:


      /   /  Immediately upon filing pursuant to paragraph (b)
      /   /  On __________________, pursuant to paragraph (b)
      /   /  60 days after filing, pursuant to paragraph (a)(1)
      /X/  On November 25, 1998, pursuant to paragraph (a)(1)
      /   /  75 days after filing, pursuant to paragraph (a)(2)
      /   /  On _______, pursuant to paragraph (a)(2)


              of Rule 485.

------------------------------------------------------------------------------

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                                   FORM N-1A

                       OPPENHEIMER LARGE CAP GROWTH FUND

                             Cross Reference Sheet

Part A of
Form N-1A

Item No.      Prospectus Heading

   1          Front Cover Page
   2          Expenses; A Brief Overview of the Fund
   3          *
   4          Front Cover Page; Investment Objective and Policies
   5          Expenses; How the Fund is Managed; Back Cover
   5A         *
   6          How the Fund is Managed - Organization  and History;  Dividends,
              Capital Gains and Taxes; The Transfer Agent
   7          How to Buy Shares;  How to  Exchange  Shares;  Special  Investor
              Services;  Service  Plan for  Class A Shares;  Distribution  and
              Service Plan for Class B Shares;  Distribution  and Service Plan
              for  Class C Shares;  How to Sell  Shares;  Shareholder  Account
              Rules and Policies
   8          Special Investor  Services;  How to Sell Shares; How to Exchange
              Shares
   9          *

Part B of
Form N-1A

Item No.      Heading in Statement of Additional Information

   10         Cover Page
   11         Cover Page
   12         *
   13         Investment Objective and Policies;  Other Investment  Techniques
              and Strategies; Additional Investment Restrictions
   14         How the Fund is Managed; Trustees and Officers of the Fund
   15         How the Fund is Managed - Major Shareholders
   16         How  the  Fund  is  Managed;  Distribution  and  Service  Plans;
              Additional Information About the Funds
   17         Brokerage Policies of the Fund
   18         Additional Information about the Fund
   19         Your  Investment  Account;  How  to  Buy  Shares;  How  to  Sell
              Shares; How to Exchange Shares
   20         Dividends, Capital Gains and Taxes
   21         How the Fund is Managed;  Additional  Information About the Fund
              - The Distributor; Distribution and Service Plans
   22         *
   23         Financial Statements

------------------

*Not applicable or negative answer.

OPPENHEIMER

Large Cap Growth Fund

Prospectus dated ______, 1998


Oppenheimer Large Cap Growth Fund is a mutual fund that seeks capital appreciation as its investment objective. Current income is not an objective. The Fund seeks its objective by investing predominantly in common stocks of companies the Manager has selected from among those included in the Russell 10007 Growth Index. The Manager uses a multi-factor quantitative model to look for companies that, in its opinion, have above-average earnings prospects but are selling at below-normal valuations.

      The Fund's common stock investments will emphasize stocks of large capitalization issuers. As a large cap growth fund, the Fund's common stock holdings will have a dollar-weighted median market capitalization in excess of $5 billion.

      The Fund will generally invest 5% or less of its total assets in cash, cash equivalents (such as commercial paper) or U.S. Government securities. The Fund may borrow money from banks to buy securities, which is a speculative investment method known as "leverage."


      Please  refer  to   "Investment   Objective   and   Policies"  for  more
information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.

      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the ________, 1998, Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                                       (OppenheimerFunds logo)

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Contents

            ABOUT THE FUND

            Expenses
            A Brief Overview of the Fund
            Financial Highlights
            Investment Objective and Policies
            Investment Risks
            Investment Techniques and Strategies
            How the Fund is Managed
            Performance of the Fund

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares
            Special Investor Services
            AccountLink

            Automatic Withdrawal and Exchange Plans
            Reinvestment Privilege
            Retirement Plans
            How to Sell Shares
            By Mail
            By Telephone
            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Appendix A: Special Sales Charge Arrangements for

                  Fund Shareholders who were Shareholders of the Former Quest for Value Funds

ABOUT THE FUND

Expenses

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will expect to bear indirectly.

      |X| Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" starting on page __ for an explanation of how and when these charges apply.

                     Class A     Class B             Class C        Class Y
                     Shares      Shares              Shares         Shares

------------------------------------------------------------------------------
Maximum Sales        5.75%       None                None           None
Charge on
Purchases (as a %
of offering price)

------------------------------------------------------------------------------
Maximum Deferred     None(1)     5% in the first     1% if          None
Sales Charge                     year, declining     shares are
(as a % of the                   to 1% in the        redeemed
lower of the                     sixth year and      within 12
original offering                eliminated          months of
price or redemption              thereafter(2)       purchase(2)
proceeds)
------------------------------------------------------------------------------
Maximum Sales        None        None                None           None
Charge on
Reinvested
Dividends
------------------------------------------------------------------------------
Exchange Fee         None        None                None           None

------------------------------------------------------------------------------
Redemption Fee       None        None                None           None

(1)If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.

 (2)See "How to Buy Shares- Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares," below for more information on the contingent deferred sales charge.

      |X| Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses.

    Annual Fund Operating Expenses (as a Percentage of Average Net Assets)

                              Class A     Class B     Class C     Class Y
                              Shares      Shares      Shares      Shares

Management Fees               0.75%       0.75%       0.75%       0.75%

12b-1 Plan Fees               0.25%       1.00%       1.00%       None

Other Expenses                0.52%       0.52%       0.52%       0.42%

Total Fund Operating Expenses 1.52%       2.27%       2.27%       1.17%

      The "12b-1 Plan Fees" for Class A shares are service fees (the maximum fee is 0.25% of average annual net assets of that class). For Class B and Class C shares, the 12b-1 Plan Fees are the service fees ( 0.25% of average annual net assets of that class) and the asset-based sales charge of 0.75%. These Plans are described in greater detail in "How to Buy Shares." Because the Fund is a new fund and has no operating history, the rates for the management fees and the 12b-1 Plan fees are the maximum rates that can be charged. "Other Expenses" in the table above are estimates based on the Manager's projections of those expenses in the Fund's first fiscal year (which ends August 31, 1998).


      |X| Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1 year and 3 years:


                  1 year            3 years

Class A Shares    $72         $103

Class B Shares    $73         $101

Class C Shares    $33         $71

Class Y Shares    $12         $37

      If you did not redeem your investment, it would incur the following expenses:

                  1 year            3 years

Class A Shares    $72         $103

Class B Shares    $23         $71

Class C Shares    $23         $71

Class Y Shares    $12         $37

In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. Because of the effect of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay more than the economic equivalent of the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.


      |X| What Is The Fund's Investment Objective? The Fund's investment objective is to seek capital appreciation.

      |X| What Does the Fund Invest In? The Fund seeks its objective by investing predominantly in common stocks of companies the Manager has selected from among those included in the Russell 10007 Growth Index. The Manager uses a multi-factor quantitative model to look for companies within the Russell 1000(R) Growth Index that, in its opinion, have above-average earnings prospects but are selling at below-normal valuations. As a large cap growth fund, the Fund's common stock holdings will have a dollar weighted median market capitalization in excess of $5 billion. The Fund will generally invest 5% or less of its total assets in cash, cash equivalents (such as commercial paper) or U.S. Government securities. These investments are more fully explained in "Investment Objective and Policies" starting on page __.

      |X| Who Manages the Fund? The Fund's investment adviser (the "Manager") is OppenheimerFunds, Inc., which (including a subsidiary) manages investment company portfolios having over $85 billion in assets at October 31, 1998. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund has a portfolio manager, Robert C. Doll, Jr., who is employed by the Manager and is primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

      |X| How Risky Is the Fund? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments in stocks are subject to changes in their value from a number of factors such as changes in general stock market movements. A change in value of particular stocks may result from an event affecting the issuer, or changes in interest rates that can affect stock prices. Any investments the Fund might make in foreign securities (which shall not exceed 10% of the Fund's total assets) are subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values. In the Oppenheimer funds spectrum, the Fund is generally considered more aggressive than the money market or growth and income funds because it invests for capital appreciation in common stocks. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in limited instances by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page __ for a more complete discussion of the Fund's investment risks.

      |X| How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page __ for more details. The procedures for purchasing, redeeming, exchanging or transferring Class A, Class B and Class C shares (other than the time orders must be received by the Distributor or Transfer Agent in Denver), and the special account features available to purchasers of those other classes described elsewhere in this Prospectus do not apply to Class Y shares. See "Buying Class Y Shares" on page __ of this Prospectus.

      |X| Will I Pay a Sales Charge to Buy Shares? The Fund has four classes of shares. Each class of shares has the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75% and reduced for larger purchases. Class B shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge starting at 5% and declining as shares are held longer if redeemed within 6 years of purchase. Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge of 1% if redeemed within 12 months of purchase. There is also an annual asset-based sales charge on Class B shares and Class C shares. Class Y shares are offered at net asset value without sales charge only to certain institutional investors. Please review "How to Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

      |X| How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page __.


Investment Objective and Policies


Objective.   As  a  matter  of  fundamental   policy,  the  Fund's  investment
objective is to seek capital appreciation. The Fund does not invest to seek current income to pay shareholders.

      Investment Policies and Strategies. The Fund seeks its investment objective by investing at least 80% of its total assets in common stocks of companies the Manager has selected from among those included in the Russell 10007 Growth Index, an index of the 1000 largest U.S. companies with relatively higher forecasted growth values. The Manager uses a multi-factor quantitative model to look for companies within the Russell 1000(R) Growth Index that, in its opinion, have above-average earnings prospects but are selling at below-normal valuations. As a large cap growth fund, the Fund's common stock holdings will have a dollar-weighted median market capitalization in excess of $5 billion. The Fund will generally invest 5% or less of its total assets in cash, cash equivalents (including commercial paper) or U.S. Government securities.


      The Fund seeks to outperform its benchmark, the Russell 1000(R) Growth Index. In selecting securities from its benchmark universe for the Fund's portfolio, the Manager's security selection process uses three filters in its quantitative model as initial screens: earnings momentum, earnings surprise, and below-normal valuation. The Manager looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from the company's pricing structure. A company's stock price relative to its earnings and book value is also examined, with companies judged by the Manager to be overvalued not considered further. After the initial screening is done, the Manager relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Manager believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

      |X| Short-Term Debt Securities. The Fund can hold cash, cash equivalents, or U.S. Government securities, and anticipates that it will generally invest 10% or less of its total assets in such securities. The Fund may invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations. The issuers of foreign money market instruments purchased by the Fund must have at least U.S. $1 billion of assets.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those policies. The Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

      |X| Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover". The Fund may engage in short-term trading to try to achieve its objective. As a result, the Fund's annual portfolio turnover rate may be expected to exceed 100% in any given year. High turnover and short-term trading may cause the Fund to have relatively larger commission expenses and transaction costs than funds that do not engage in short-term trading, and result in the Fund's realization of capital gains or losses for tax purposes.

Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligations under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in limited instances by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

      |X| Stock Investment Risks. Because the Fund invests a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time and other factors can affect a particular stock's prices (for example poor earnings reports by an issuer, loss of major customers, major litigation against an issuer and changes in government regulations affecting an industry). Not all of these factors can be predicted. The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company, and by not investing too great a percentage of the Fund's assets in any one company.

      |X| Interest Rate Risks. Debt securities are subject to changes in their values due to changes in prevailing interest rates. When prevailing interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities.

      |X| Foreign Securities. The Fund may invest up to 10% of its total assets in securities issued or guaranteed by foreign companies or foreign governments or their agencies, including securities of foreign issuers that are represented by American depository receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts trading in U.S. markets that represent shares of foreign issuers. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries. Risks of foreign securities include exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      |X| Borrowing for Leverage. The Fund may borrow money from banks to buy securities. The Fund will borrow only if it can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." This investing technique may subject the Fund to greater risks and costs than funds that do not borrow for leverage. These risks may include the possibility that the Fund's net asset value per share will fluctuate more than funds that don't borrow for leverage. As a matter of fundamental policy, borrowing for leverage is subject to limits under the Investment Company Act, described in more detail in "Borrowing for Leverage" in the Statement of Additional Information. Under the Investment Company Act, the Fund can borrow only if it maintains a 300% ratio of net assets to borrowing at all times.

      |X| Hedging Instruments. In limited instances, the Fund may use futures and options for hedging purposes. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return.

      |X| Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failures of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. Data processing errors by corporate and government issuers of securities could result in production problems and economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund=s investment and returns.

Investment Techniques and Strategies

The Fund may also use the investment techniques and strategies described below, which involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund currently intends not to invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      The 10% restriction does not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security (for example, if qualified institutional buyers become, for a time, uninterested in purchasing the security), the Fund's holding of that security may be deemed to be illiquid and the level of Fund illiquidity could increase.

      |X| Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Board of Trustees. The Fund must receive collateral for a loan. After any loan, the value of the securities loaned must not exceed 25% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund presently does not intend to make loans of portfolio securities that will exceed 5% of the value of the Fund's total assets in the coming year.

      |X| Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements are used primarily for cash purposes. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (the Board may increase that limit to 15%).

      |X| Hedging. The Fund may purchase and sell certain kinds of put and call options, futures contracts, and forward contracts. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, does not engage extensively in hedging, and has limits on the use of hedging instruments, described below.

      Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund to distribute to shareholders, for liquidity purposes or for defensive reasons. See "Other Investment Techniques and Strategies" in the Statement of Additional Information for further details.

      |_| Futures. The Fund may buy and sell futures contracts that relate to (1) stock indices (these are referred to as Stock Index Futures), (2) interest rates (Interest Rate Futures), and (3) other securities indexes (Financial Futures). All of these Futures are described in the Statement of Additional Information.

      |_| Put and Call Options. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets. If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls. The Fund may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 25% of the Fund's net assets would have to be segregated to cover put options.

      |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. The Fund limits its net exposure under forward contracts in a particular foreign currency to the amount of its assets denominated in that currency or denominated in a closely-correlated currency.

Other Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

      |_| The Fund cannot, as to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities) if immediately thereafter (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would then own more than 10% of that issuer's voting securities.

      |_| The Fund cannot concentrate investments in any particular industry; therefore the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the value of the Fund's assets would consist of securities of companies in that industry.

      Unless the Prospectus states that a percentage restriction applies continuously, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was organized in 1998 as a Massachusetts business trust. The Fund is an open-end management investment company.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and the officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may elect to purchase Class Y shares. Each class has its own dividends and distributions and pays certain expenses which may be different from the other classes. Each class may have a different net asset value. Therefore, each share has one vote at shareholder meetings, with fractional shares voting proportionally in matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager, and describes the expenses that the Fund is responsible for paying to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of December 31, 1997, and with more than 3.5 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

      The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, because the services they provide depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of the computer systems of those third parties to deal with the year 2000 may also have a negative effect on the services provided to the Fund.

      |X| Portfolio Manager. The Portfolio Manager of the Fund is Robert C. Doll, Jr. Mr. Doll is an Executive Vice President and Director of Equity Investments of the Manager and has been the person principally responsible for the day-to-day management of Oppenheimer Growth Fund since September,

1987.

      |X| Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager a monthly fee at the following annual rates, which decline on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of the next $700 million; 0.58% of the next $1.0 billion; and 0.56% of average annual net assets in excess of $2.5 billion.

      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

      |X| The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other "Oppenheimer funds" managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

      |X| The Transfer Agent. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their account to the Transfer Agent at the address and toll-free numbers shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the term "total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance information may help you see how well your investment has done over time and to compare market indexes.

      It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      |X| Total Returns. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be less if sales charges were deducted.

ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors four different classes of shares. Three classes, Class A, Class B and Class C, are available to non-institutional investors. The fourth class, Class Y, is offered only to certain institutional investors. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

      |X| Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.

      |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares as described in "Buying Class B Shares" below.

      |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1% as described in "Buying Class C Shares" below.

      |X| Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor. As of the date of this Prospectus, it is anticipated that Massachusetts Mutual Life Insurance Company (an affiliate of the Distributor and the Manager) will act as Class Y Sponsor for any outstanding Class Y shares of the Fund.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the sales charge rates that apply to Class A, Class B and Class C shares and considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in. The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

      |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on shares of Class B or Class C shares for which no initial sales charge is paid.

      |_|   Investing   for  the  Shorter  Term.  If  you  have  a  short-term
investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem within 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C (as well as Class B) shares for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B) shares. If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.

      And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor. Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore should not be relied on as rigid guidelines.

      |_| Investing for the Longer Term. If you are investing for the longer-term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore, you should analyze your options carefully.

      |X| Are There Differences in Account Features That Matter to You? Because some account features may not be available for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for you. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by those classes, such as the asset-based sales charges described below and in the Statement of Additional Information.

      |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purposes of the Class B and Class C contingent deferred sales charge and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      |_| With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

      |_| Under pension and profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

      |_| There is no minimum investment requirement if you are buying shares by reinvesting dividends or distributions from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      |X| How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

      |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.

      |X| Payment by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and receive further instructions.

      |X| Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, and to transmit dividends and distributions.

      Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

      |X| Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

      |X| At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado , or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day"). If you buy shares through a dealer, normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Special Sales Charge Arrangements For Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                       Front-End Sales   Front-End Sales

                       Charge as a       Charge as a      Commission as

                       Percentage of     Percentage of    Percentage of

Amount of Purchase     Offering Price    Amount Invested  Offering Price

Less than $25,000      5.75%             6.10%            4.75%

$25,000 or more but

less than $50,000      5.50%             5.82%            4.75%

$50,000 or more but

less than $100,000     4.75%             4.99%            4.00%

$100,000 or more but

less than $250,000     3.75%             3.90%            3.00%

$250,000 or more but

less than $500,000     2.50%             2.56%            2.00%

$500,000 or more but

less than $1 million   2.00%             2.04%            1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the

Oppenheimer funds in the following cases:

      |_| Purchases aggregating $1 million or more.

      |_| Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

      |_| Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or
(2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

      |_| Purchases by a retirement plan qualified under Section 401(a) or 401 (k) if the retirement plan has total plan assets of $500,000 or more.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge may be equal to 1.0% of the lesser of
(1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      |X| Letter of Intent. Under a Letter of Intent, if you purchase Class A or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

      |X| Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      G the Manager or its affiliates;

      G present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      G registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      |_|  dealers  or  brokers   that  have  a  sales   agreement   with  the
Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

      |_| employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

      |_| dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of shares of the Fund);

      |_| (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

      |_| directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

      |_| accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

      |_| any unit investment trust that has entered into an appropriate agreement with the Distributor;

      |_| a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class A shares of that Fund due to the termination of the Class B and TRAC-2000 program on November 24, 1995; or

      |_|  qualified  retirement  plans that had agreed with the former  Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements were consummated and share purchases commenced by December 31, 1996.

      Waivers of Initial  and  Contingent  Deferred  Sales  Charges in Certain
Transactions.   Class  A  shares   issued  or  purchased   in  the   following
transactions are not subject to Class A sales charges:

      |_| shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      |_| shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

      |_| shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

      |_| shares purchased and paid for with the proceeds of shares redeemed in the past 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      |_| shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      |_| to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

      |_|   involuntary   redemptions   of  shares  by  operation  of  law  or
involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

      |_| for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to termination of the TRAC-2000 program;

      |_| for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;

      |_| for distributions  from Retirement Plans having 500 or more eligible
participants,   except   distributions  due  to  termination  of  all  of  the
Oppenheimer funds of as an investment option under the Plan; or

      |_| for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at of an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at of an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without of an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by of an increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges" below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                          Contingent Deferred Sales Charge

Years Since Beginning of Month in               n Redemptions in That Year
which Purchase Order Was Accepted         (As % of Amount Subject to Charge)

0 - 1                                     5.0%

1 - 2                                     4.0%

2 - 3                                     3.0%

3 - 4                                     3.0%

4 - 5                                     2.0%

5 - 6                                     1.0%

6 and following                           None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X| Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

      |X| Distribution and Service Plan for Class B Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. This Plan is described below under "Buying Class C Shares - Distribution and Service Plans for Class B and Class C Shares".

      |X| Waivers of Class B Sales Charges. The Class B contingent deferred sales charge will not apply to shares purchased in certain types of transactions, nor will it apply to shares redeemed in certain circumstances, as described below under "Waivers of Class B and Class C Sales Charges."

Buying Class C Shares. Class C shares are sold at net asset value per share without assessment of an initial sales charge. However, if the Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

      |X| Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are discussed in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

      |_|  distributions  to  participants  or  beneficiaries  from Retirement
Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

      |_| redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

      |_| returns of excess contributions to Retirement Plans;

      |_| to make distributions from retirement plans that qualify as "substantially equal periodic payments" under Section 72(t) of the Internal Revenue Code, provided the distributions do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;

      |_|  shares  redeemed   involuntarily,   as  described  in  "Shareholder
Account Rules and Policies";

      |_| distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans
(1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries; or

      |_| distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      Waivers  for  Shares  Sold  or  Issued  in  Certain  Transactions.   The
contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

      |_| shares sold to the Manager or its affiliates;

      |_| shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

      |_| shares issued in plans of reorganization to which the Fund is a party.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to reimburse and compensate the Distributor, respectively, for distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under the Class B Plan, and receives a service fee of 0.25% per year under the Class C Plan.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B expenses by up to 1.00%, and increase Class C expenses by 1.00%, of the net assets per year of that class.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price to dealers from its own resources at the time of sale of Class C shares. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as of an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor may pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If the Fund terminates either Plan, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

Buying Class Y Shares. Class Y Shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. The intent of these agreements is to allow tax-qualified institutional investors to invest indirectly (through separate accounts) in Class Y shares and to allow other institutional investors to invest directly in Class Y shares. Individual investors are not permitted to invest directly in Class Y shares. As of the date of this Prospectus, it is anticipated that Massachusetts Mutual Life Insurance Company (an affiliate of the Manager and the Distributor) will act as Class Y Sponsor for any outstanding class Y shares of the Fund.

      While Class Y shares are not subject to initial or contingent deferred sales charges or asset-based sales charges, an institutional investor buying the shares for its customers' accounts may impose charges on those accounts. The procedures for purchasing, redeeming, exchanging or transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Denver), and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares.
Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      |X| Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the
Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      |X| PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

      |_| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

      |_| Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      |_| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"

below, for details.

Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com.
Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record through a special section of that Web Site. To access that section of the Web Site you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.

Automatic  Withdrawal  and  Exchange  Plans.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
Oppenheimer fund account on a regular basis:

      |X| Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      |X| Automatic Exchange Plans. You can authorize the Transfer Agent to exchange automatically an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the exchange privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or of other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

      |_|  Individual   Retirement   Accounts  including  rollover  IRAs,  for
individuals and their spouses and SIMPLE IRAs offered by employers

      |_| 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

      |_| SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR-SEP IRAs

      |_| Pension and Profit-Sharing Plans for self-employed persons and other employers

      |_| 401(k) Prototype Retirement Plans for businesses

      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      |_| You wish to redeem more than  $50,000  worth of shares and receive a check

      |_| The redemption check is not payable to all shareholders listed on the account statement

      |_| The redemption check is not sent to the address of record on your account statement

      |_| Shares are being transferred to a Fund account with a different owner or name

      |_| Shares are redeemed by someone other than the owners (such as an Executor)

      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing as a fiduciary or on behalf of a corporation, partnership or other business, you must also include your title in the signature.

Selling Shares by Mail.  Write a "letter of instructions" that includes:

      |_| Your name

      |_| The Fund's name

      |_| Your Fund account number (from your account statement)

      |_| The dollar amount or number of shares to be redeemed

      |_| Any special payment instructions

      |_| Any share certificates for the shares you are selling,

      |_| The signatures of all registered owners exactly as the account is registered, and

      G Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for             Send courier or express mail

requests by mail:                         requests to:

OppenheimerFunds Services                       OppenheimerFunds Services
P.O. Box 5270                                   10200   E.   Girard    Avenue,

Building D

Denver, Colorado 80217                    Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

      |_|  To  redeem   shares   through  a   service   representative,   call
1-800-852-8457

      |_| To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink or Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements For Repurchase of Shares From Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      |_| Shares of the fund selected for exchange must be available for sale in your state of residence

      |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege

      |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day

      |_| You must meet the minimum purchase requirements for the fund you purchase by exchange

      |_|  Before  exchanging  into a fund,  you  should  obtain  and read its prospectus

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be "Class A" shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

      |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer

Agent at the addresses listed in "How to Sell Shares."

      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      |_| For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. for more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      |X| Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The
Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by federal funds wire, certified check or arrange to have your bank provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

      |X| "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

      |X| The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends August
31st). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Also, dividends paid on Class A and Class Y shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

      |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or have them sent to your bank account on AccountLink.

      |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

      |X| Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in the same class of shares of another

Oppenheimer Fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. Dividends paid by the Fund from short-term capital gains and net investment income are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Every year the Fund will send you and the IRS a statement showing the aggregate amount of each taxable distribution you received in the previous year. So that the Fund will not have to pay taxes on the amounts it distributes to shareholders as dividends and capital gains, the Fund intends to manage its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code, although it reserves the right not to qualify in a particular year.

      |X| "Buying a Dividend": If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain, respectively.

      |X| Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

      |X| Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A

Special Sales Charge Arrangements for Shareholders of the Fund Who Were Shareholders of the Former Quest for Value Funds

The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest for Value Fund, Inc., Oppenheimer Quest for Value Growth & Income Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) purchased by such shareholder by exchange of shares of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest Shareholders

|_| Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                        Front-End Sales   Front-End Sales

Number of               Charge as a       Charge as a       Commission as

Eligible Employees            Percentage of     Percentage of     Percentage
of
or Members              Offering Price    Amount Invested   Offering Price

9 or fewer              2.50%             2.56%             2.00%

At least 10 but not

more than 49                  2.00%             2.04%             1.60%

For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages __ and __ of this Prospectus.

      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders

      Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

      |_| Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      |_| Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions

      The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      |_| Investors who purchased Class A shares from a dealer that is not or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

      |_| Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with
(i) distributions  to participants or  beneficiaries  of plans qualified under
Section 401(a)  of the Internal Revenue Code or from custodial  accounts under
Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or
(b) following  the  death  or  disability  (as  defined  in the  Code)  of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same class of shares in this Fund or another Oppenheimer fund.

Oppenheimer Large Cap Growth Fund
Two World Trade Center
New York, New York 10048-0203

1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor

OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

OppenheimerFunds Internet Web Site
http://www.oppenheimerfunds.com

Custodian of Portfolio Securities
The Bank of New York

One Wall Street
New York, New York 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel

Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street

New York, New York  10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

PR0775.001.____       * Printed on recycled paper

Oppenheimer Large Cap Growth Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated _______, 1998

      This Statement of Additional Information of Oppenheimer Large Cap Growth Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated ___________, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

Contents

                                                                          Page

About the Fund

Investment Objective and Policies.......................................
Investment Policies and Strategies......................................
Other Investment Techniques and Strategies..............................
Other Investment Restrictions...........................................
How the Fund is Managed ................................................
Organization and History................................................
Trustees and Officers of the Fund.......................................
The Manager and Its Affiliates..........................................
Brokerage Policies of the Fund..........................................
Performance of the Fund.................................................
Distribution and Service Plans..........................................
About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................
Financial Information About the Fund
Independent Auditors' Report............................................
Statement of Assets and Liabilities.....................................
Appendix: Industry Classifications......................................   A-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.


 ......In seeking to outperform its benchmark,  the Russell  1000(R)  Growth
Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Growth Index. The Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries will generally be no more than two times that sector=s weighting in the Russell 1000(R) Growth Index, while its sector allocations to smaller capitalized industries will generally be no more than three times that sector=s weighting in the Russell 1000(R) Growth Index. "Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the Russell 1000(R) Growth Index, with any sector representing approximately 10% or more of the index being considered as a "larger" industry. Notwithstanding these sector allocation guidelines, the Fund reserves the right to invest up to 10% of its total assets in any one sector of the Russell 1000(R) Growth Index.

      |X| Foreign Securities. As noted in the Prospectus, the Fund may invest up to 10% of its total assets in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities and in securities issued by U.S. corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Fund may invest are the same types of debt and equity securities identified above. Foreign securities are subject however, to additional risks not associated with domestic securities, as discussed below. These additional risks may be more pronounced as to investments in securities issued by emerging market countries or by companies located in emerging market countries.

      "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts ("ADR's") or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of developed countries.


      Investing in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.


      |_| Risks of Foreign Investing. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities because of the lesser speed and reliability of mail service between the U.S. and foreign countries than within the U.S.; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. From time to time, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Borrowing For Leverage. From time to time, the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and, pursuant to the requirements of the Investment Company Act of 1940, will only be made to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that requirement. To do so, the Fund may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than funds that do not borrow.


Other Investment Techniques and Strategies


 ......|X|  Illiquid  and  Restricted  Securities.  To enable  the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests in other than those with puts exercisable within seven days.


      The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.


      |X| Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Repurchase transactions are not considered "loans" for the purpose of the Fund's limit on the percentage of its assets that can be loaned. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Fund pays in connection with the loan. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities which must meet credit requirements set by the Fund's Board of Trustees from time to time. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Hedging with Options and Futures Contracts. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may (i) sell Financial Futures, (ii) buy puts on such Futures or securities, or (iii) write covered calls on securities held by it or on Futures. When hedging to establish a position in the equities market as a temporary substitute for the purchase of individual equity securities, the Fund may (i) buy Futures or (ii) buy calls on such Futures or on securities. Normally, the Fund would then purchase the equity securities and terminate the hedging portion.


      The  Fund's  strategy  of  hedging  with  options  and  Futures  will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus.
Additional information about the hedging instruments the Fund may use is provided below.


      |_| Writing Covered Call Options. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same investment during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment), regardless of market price changes during the call period. The Fund retains the risk of loss if the price of the underlying security declines during the call period, which may be offset to some extent by the premium.


      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchases. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income.

      An option position may be closed out only on a market that provides secondary trading for option of the same series, and there is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of deliverable securities or liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the obligation under the Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.


      |_| Writing Put Options. A put option on an investment gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.


      When writing put options on securities or on foreign currencies, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore foregoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.


      |_| Purchasing Calls and Puts. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on financial indices or Financial Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When the Fund purchases a call on a financial index or Financial Future, settlement is in cash rather than by delivery of the underlying investment to the Fund. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.


      When the Fund purchases a put, it pays a premium and, except as to puts on financial indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit).

      Buying a put on an index or on Futures it does not own permits the Fund either to resell the put or, if applicable, to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on an index or a Future not held by it, the put protects the Fund to the extent that the prices of the underlying Futures move in a similar pattern to the prices of the securities in the Fund's portfolio.


      |_| Futures. The Fund may buy and sell futures contracts related to financial indices, including stock indices (a "Financial Future"), or to debt securities ("Interest Rate Futures"). A financial index assigns relative values to the securities included in the index and fluctuates with the changes in the market value of those securities. Financial indices cannot be purchased or sold directly. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a Financial Future. An Interest Rate Future obligates the seller to deliver and the purchaser to rake a specific type of debt security or cash to settle the futures transaction, or to enter into an offsetting contract.


      Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin payment will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is then realized for tax purposes. Although Financial Futures and Interest Rate Futures by their terms call for settlement by delivery of cash or securities, respectively, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.


      |_| Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's total assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.


      Transactions in options by the Fund are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or futures brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "Investment Company Act"), when the Fund purchases a Stock Index Future, the Fund will maintain in a segregated account or accounts with its Custodian, liquid assets marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.


      |_| Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      |_| Risks of Hedging with Futures. In addition to the risks associated with respect to hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect declines in the values of the fund's securities. the risk is that the prices of the Futures will correlate imperfectly with the behavior of the cash
(i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.


      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the Hedging Instruments, the Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Fund has used Hedging Instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the Hedging Instruments are based.

      If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Futures, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

Other Investment Restrictions

      The Fund's most significant investment restrictions are set forth in the Prospectus. The following are fundamental policies, and together with the Fund's fundamental policies described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Such a "majority" vote is defined in the Investment Company Act as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

      Under these additional restrictions, the Fund cannot do any of the following:


      |_| The Fund cannot lend money, but the Fund can engage in repurchase transactions and may invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations.

      |_| The Fund cannot underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio.

      |_| The Fund cannot invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

      |_| The Fund cannot issue "senior securities," but this does not prohibit it from borrowing money subject to the provisions set forth in the Prospectus, including the section titled "Borrowing for Leverage," or from entering into margin, collateral or escrow arrangements permitted by its other investment policies.

      |_|  The  Fund  cannot  invest  in  physical  commodities  or  commodity contracts; however, the Fund may (i) buy and sell hedging instruments permitted by any of its other investment policies, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities.


Non-Fundamental Investment Restrictions. The following operating policies of the Fund are not fundamental policies and, as such, may be changed by vote of a majority of the Fund's Board of Trustees without shareholder approval. These additional restrictions provide that the Fund cannot:


      |_| The Fund cannot invest for the primary purpose of acquiring control or management thereof.

 ......|_| The Fund will not invest 25% or more of its total  assets in any one industry.

      |_| The Fund cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Fund or its adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

      |_| The Fund cannot purchase securities on margin; however, the Fund may make margin deposits in connection with any of its investments.

      |_| The Fund cannot mortgage, hypothecate or pledge any of its assets; escrow, collateral or margin arrangements involved with any of its investments are not considered to involve a mortgage, hypothecation or pledge.

      For purposes of the Fund's non-fundamental policy not to concentrate its assets in any one industry, as set forth immediately above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information.


How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. All of the Trustees are also trustees or directors of Oppenheimer Global Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer International Growth Fund, Oppenheimer International Small Company Fund, Oppenheimer Municipal Bond Fund, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Mid-Cap Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Series Fund, Inc., Oppenheimer U.S. Government Trust, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund (collectively the "New York-based Oppenheimer funds"). Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack, respectively, hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of the date of this Statement of Additional Information, the Manager owned all of the outstanding shares of the Fund as its initial shareholder and no Trustee or officer of the Fund owned of record or beneficially any shares of the Fund.

Leon Levy, Chairman of the Board of Trustees; Age: 72
31 West 52nd Street, New York,  NY  10019

General  Partner  of Odyssey  Partners,  L.P.  (investment  partnership)(since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, FL  33469

Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (the "Distributor") (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") (April 1986 to October 1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September 1988) of Centennial Asset Management Corporation ("Centennial"), an investment adviser subsidiary of the Manager; A director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc. ("SFSI"), a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. ("SSI") (August 1984 to October 1993), a transfer agent subsidiary of the Manager; an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age: 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529

Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill, President and Trustee;*# Age: 49

President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director (since October 1990) of OAC; President (since September
1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director or trustee of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

Elizabeth B. Moynihan, Trustee; Age: 68
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004

Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee; Age: 70
6 Whittaker's Mill, Williamsburg, Virginia 23185

A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texas Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age: 67
40 Park Avenue, New York, New York 10016

Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 66
8 Sound Shore Drive, Greenwich, Connecticut 06830

Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K.); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee;* Age: 72

Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age: 85
498 Seventh Avenue, New York, New York 10018

Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age: 67
1325 Merrie Ridge Road, McLean, Virginia 22101

Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Robert C. Doll, Jr., Vice President and Portfolio Manager; Age: 43
Executive Vice President and Director of the Manager (since January 1993); Executive Vice President of HarbourView (since January 1993); Vice President and a director of OAC (since September 1995); an officer of other Oppenheimer funds.

Andrew J. Donohue, Secretary; Age: 47

Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager;
Executive Vice President and General Counsel (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; A director of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age: 61
6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March
1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February
1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June
1990);  Treasurer of Oppenheimer  Partnership  Holdings,  Inc. (since November
1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

Robert G. Zack, Assistant Secretary; Age: 49

Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age: 39
6803 South Tucson Way, Englewood,  Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund

Controller for the Manager.

Scott  T. Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood,  Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.


      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill, and Mr. Spiro) who are affiliated with the receive no salary or fee from the Fund. Mr. Galli received no salary or fee from any Oppenheimer fund prior to January 1, 1998. The remaining
Trustees of the Fund are expected to receive the compensation shown below from the Fund with respect to the Fund's fiscal year ending August 31, 1999. Compensation is also shown below as to compensation received as a director, trustee, or member of a committee of the Board of all other New York-based funds during calendar-year 1997.


                                              Retirement      Total
                              Aggregate       Benefits        Compensation
                              Compensation    Accrued as      From All Other
                              From            Part of Fund    New York-based

Name and Position             the Fund        Expenses        Oppenheimer
Funds(1)

Robert G. Galli               $164                 $164          $0
   Study Committee
   Member and Trustee

Leon Levy,                    $266              $266           $158,500
   Chairman of the Board
   and Trustee

Benjamin Lipstein,                  $216                      $216
$137,000
   Study Committee
   Chairman, Audit
   Committee Member
   and Trustee(2)

Elizabeth B. Moynihan,        $164              $164           $96,500
   Study Committee
   Member and Trustee

Kenneth A. Randall,                 $148                      $148
$88,500
   Audit Committee
   Chairman and Trustee

Edward V. Regan,              $148              $148           $87,500
   Proxy Committee
   Chairman, Audit
   Committee Member
   and Trustee

Russell S. Reynolds, Jr.,     $110              $110           $65,500
   Proxy Committee
  Member and Trustee

Pauline Trigere,              $98               $98            $58,500
   Trustee

Clayton K. Yeutter,                 $110                      $110
$55,500
   Proxy Committee
   Member and Trustee

----------------------
(1)For the 1997 calendar year.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to any Order issued by the Securities and Exchange Commission, the Fund may, without shareholder approval and notwithstanding its fundamental policy restricting investment in other open-end investment companies, as described above on page __, invest in the funds selected by the Trustee under the plan for the limited purpose of determining the value of the Trustee's deferred fee account.

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.


      |X| Major Shareholders. As of the date of this Statement of Additional Information, the Manager was the sole initial shareholder of the Fund's Class


A, Class B, Class C and Class Y shares.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and one of whom (Ms. Macaskill) serves as a Trustee of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


      |X| Portfolio Management. The Portfolio Manager of the Fund is Robert Doll, Jr., who is principally responsible for the day-to-day management of the Fund's portfolio. Mr. Doll's background is described in the Prospectus under "Portfolio Manager." Other members of the Manager's Equity Portfolio Department, particularly Jane Putnam, provide the Portfolio Manager with counsel and support in managing the Fund's portfolio. Ms. Putnam is a Vice President of the Manager and Vice President and Portfolio Manager of Oppenheimer Capital Appreciation Fund. Previously she was a portfolio manager and equity research analyst for Chemical Bank.

      |X| The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      Expenses  not  expressly  assumed by the  Manager  under the  Investment
Advisory Agreement or by the Distributor under the General Distributors Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.

      The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.

      The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.


      |X| The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), are borne by the Distributor. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

      |X| The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.


Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the Advisory Agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities and/or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Investment Advisory Agreement or the Distribution and Service Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1-, 5-, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.


      |X| Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:


------------------------------------------------------------------------------
                               [OBJECT OMITTED]

------------------------------------------------------------------------------

      |X| Cumulative Total Returns. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


------------------------------------------------------------------------------
                               [OBJECT OMITTED]

------------------------------------------------------------------------------
      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). In calculating total returns for Class B shares, the payment of the contingent deferred sales charge, (5% for the first year, 4% for the second year, 3% for the third and fourth years, 2% for the fifth year, 1% for the sixth year and none thereafter) is applied to the investment result for the period shown. For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.


      |X| Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B, Class C or Class Y shares. However, when comparing total return of an investment in Class A, Class B, Class C or Class Y shares of the Fund with that of other alternatives, investors should understand that as the Fund is an equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.

Other Performance Comparisons. From time to time the Fund may publish the star rankings of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories, domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among domestic stock funds. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class's performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" '(next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class's 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%, respectively), or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

      The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for Class B and Class C shares, that vote was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

      In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the Class affected by the amendment. In addition, because Class B shares automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A plan that would materially increase payments under the plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act) voting separately by class. All material amendments must be approved by the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which payments were made and the identity of each Recipient that received any payment. The reports for the Class B and Class C Plans shall also include the distribution costs for that quarter, and such costs for previous fiscal periods that have been carried forward, as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers does not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no minimum amount of assets to qualify for payment.

      Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent years. Payments received by the Distributor under the Class A Plan will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor.

      The Class B and Class C plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor.

      Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee on such shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and the Class C Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plans are subject to the limitations imposed by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees. The Distributor anticipates that it will take a number of years for it to recoup (from the Fund's payments to the Distributor under the Class B or Class C Plan and from the contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized dealers or brokers.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or more of Class B shares or any order for $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A fourth class of shares may be purchased only by certain institutional investors at net asset value per share (the "Class Y shares").

      The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v)
custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution Plan fees,
(ii) incremental  transfer and shareholder  servicing agent fees and expenses,
(iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 P.M., but may close earlier on some other days (for example, in case of weather emergencies or days falling before a holiday). The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the NYSE is closed. Because the Fund's price and net asset value will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      The Fund=s Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows:

      (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on the principal exchange for such security or NASDAQ that day (the "Valuation Date") or, in the absence of sales that day, at the last reported sale price preceding the Valuation Date if it is within the spread of the closing "bid" and "asked" prices on the Valuation Date or, if not, the closing "bid" price on the Valuation Date;

      (ii) equity securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the Valuation Date, or, if unavailable, at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;

      (iii) a non-money market fund will value (x) debt instruments that had a maturity of more than 397 days when issued, (y) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days, and (z) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less, at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;

      (iv) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and

      (v)   securities   (including   restricted    securities)   not   having
      readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two active market makers willing to give quotes (see (ii) and (iii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.

      The Manager may use pricing services approved by the Board of Trustees to price U.S. Government securities or corporate debt securities for which last sale information is not generally available. The pricing service, when valuing such securities, may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager will monitor the accuracy of the pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on such shares on the day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange that day, which is normally three days after the ACH transfer is initiated. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letter of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, siblings, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews. Relation by virtue of a remarriage (step-children, step-parents, etc.) are included.


      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds are  those  mutual
funds  for   which   the   Distributor   acts  as  the   distributor   or  the


sub-distributor and include the following:


Oppenheimer Bond Fund                    Oppenheimer Main Street California
Oppenheimer California Municipal Fund       Municipal  Fund
Oppenheimer Capital Appreciation Fund    Oppenheimer Main Street Income & Growth
Oppenheimer Champion Income Fund            Fund
Oppenheimer Convertible Securities Fund  Oppenheimer Mid-Cap Fund
Oppenheimer Developing Markets Fund      Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund               Oppenheimer Municipal Bond Fund
Oppenheimer Disciplined Value Fund       Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Allocation Fund  Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund              Panorama Series Fund, Inc.
Oppenheimer Equity Income Fund           Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Florida Municipal Fund       Oppenheimer  Quest  Capital Value Fund,
Oppenheimer Global Fund                  Inc.
Oppenheimer Global Growth & Income Fund Oppenheimer Quest Global Value Fund, Oppenheimer Gold & Special Minerals Fund Inc.
Oppenheimer Growth Fund                  Oppenheimer Quest Balanced Value Fund
Oppenheimer High Yield Fund              Oppenheimer   Quest  Opportunity  Value
Oppenheimer Intermediate Municipal Fund  Fund
Oppenheimer Insured Municipal Fund       Oppenheimer Quest Small Cap Value Fund
Oppenheimer International Bond Fund      Oppenheimer Quest Value Fund, Inc.
Oppenheimer International Growth Fund    Oppenheimer Real Asset Fund
Oppenheimer International Small Company  Rochester Fund Municipals

   Fund                                  Oppenheimer Series Fund, Inc.
Limited Term New York Municipal Fund     Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government      Oppenheimer Total Return Fund, Inc.

   Fund                                  Oppenheimer U.S. Government Trust
                                         Oppenheimer World Bond Fund


and the following "Money Market Funds:"


Centennial America Fund, L.P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust
Centennial Government Trust              Oppenheimer Cash Reserves
Centennial Money Market Trust

Oppenheimer Money Market Fund, Inc.


      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).


      |X| Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of the Fund or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended purchase amount, as described in the Prospectus.


      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

      For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.


      |_| Terms of Escrow That Apply to Letters of Intent.


      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.


                                     -45-


      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the Application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of the Fund to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or who are eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases:

      (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.

How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.


      |X| Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

      |X| Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.


Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchased subject to an initial sales charge, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of either class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the
transferred   shares  in  the  same  manner  and  at  the  same  time  as  the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, SEP-IRAs, SAR-SEPs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing, or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closed (normally, that is 4:00 P.M., but may be earlier some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption documents as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of  up  to  $1,500  per  month  may  be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans that would require the redemption of shares held less than 6 years or 12 months, respectively, because of the imposition of the Class B or Class C contingent deferred sales charge on such withdrawals (except where the Class B or Class C contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.


      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.


      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial America Fund, L.P. which only offer Class A shares, and Oppenheimer Main Street California Municipal Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

      Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares of record held at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A and Class Y shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                         Independent Auditors' Report

The Board of Trustees and Shareholder
Oppenheimer Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Large Cap Growth Fund as of May 12, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures include confirmation of cash in bank by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Oppenheimer Large Cap Growth Fund as of May 12, 1998 in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Denver, Colorado
May 29, 1998

                     Oppenheimer LargeCap Growth Fund
                     Statement of Assets and Liabilities
                     May 12, 1998


ASSETS:                                            Composite  Class A   Class Y
                                                   ---------  -------   -------
Cash                                                $101,000  $100,000   $1,000
Deferred Organization Costs - Note 3                  16,177
                                                    --------
Total Assets                                         117,177


LIABILITIES - Payable to OppenheimerFunds, Inc.     --------
   - Note 3                                          $16,177
                                                    --------

Net Assets                                          $101,000
                                                    ========

NET ASSETS - Applicable to 10,000 Class A shares
and 100 Class Y shares of beneficial interest
outstanding                                         $101,000   $100,000  $1,000

NET ASSET VALUE PER SHARE (net assets divided
by 10,000 and 100 shares of beneficial interest
for Class A and Class Y respectively.)                         $10.00    $10.00

MAXIMUM OFFERING PRICE PER SHARE (net asset
value plus sales charge of 5.75% of offering price
for Class A shares)                                            $10.61    $10.00



Notes:

1. Oppenheimer LargeCap Growth Fund (the "Fund"), a diversified, open-end management investment company, was formed on January 14, 1998, and has had no operations through May 12, 1998 other than those relating to organizational matters and the sale and issuance of 10,000 Class A shares and 100 Class Y shares of beneficial interest to OppenheimerFunds, Inc.
     (OFI)

2. On August 7, 1997 the Fund's Board approved an Investment Advisory Agreement with OFI, a Service Plan and Agreement for Class A shares of the Fund with OppenheimerFunds Distributor, Inc. (OFDI) and a General Distributor's Agreement with OFDI as explained in the Fund's Prospectus and Statement of Additional Information.

3. OFI will advance all organizational and start-up costs of the Fund. Such expenses will be capitalized and amortized over a five-year period from the date operations commence. On the first day that total assets exceed $5 million, the Fund will reimburse OFI for all start-up expenses. In the event that all or part of OFI's initial investment in shares of the Fund is withdrawn during the amortization period, by any holder thereof, the redemption proceeds will be reduced by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.

4. The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

                                   Appendix

                      Corporate Industry Classifications


                A-2

Aerospace/Defense                        Gas Utilities
Air Transportation                       Gold
Auto Parts Distribution                  Health Care/Drugs

Automotive                               Health Care/Supplies & Services
Bank Holding Companies                   Homebuilders/Real Estate
Banks                                    Hotel/Gaming
Beverages                                Industrial Services
Broadcasting                             Information Technology

Broker-Dealers                           Insurance
Building Materials                       Leasing & Factoring
Cable Television                         Leisure
Chemicals                                Manufacturing
Commercial Finance                       Metals/Mining
Computer Hardware                        Nondurable Household Goods
Computer Software                        Oil - Integrated
Conglomerates                            Paper
Consumer Finance                         Publishing/Printing
Containers                               Railroads
Convenience Stores                       Restaurants
Department Stores                        Savings & Loans
Diversified Financial                    Shipping
Diversified Media                        Special Purpose Financial
Drug Stores                              Specialty Retailing
Drug Wholesalers                         Steel
Durable Household Goods                  Supermarkets
Education                                Telecommunications - Technology
Electric Utilities                       Telephone - Utility
Electrical Equipment                     Textile/Apparel
Electronics                              Tobacco
Energy Services & Producers              Toys
Entertainment/Film                       Trucking
Environmental                            Wireless Services
Food

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048

Distributor

      OppenheimerFunds  Distributor,
Inc.

      Two World Trade Center
      New York, New York 10048

Transfer and  Shareholder  Servicing
Agent

      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217

      1-800-525-7048

Custodian of Portfolio Securities

      The Bank of New York
      One Wall Street
      New York, NY 10015

Independent Auditors

      KPMG Peat Marwick LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel

      Gordon     Altman     Butowsky
Weitzen Shalov & Wein

      114 West 47th Street
      New York, New York  10036

PX0775

                       OPPENHEIMER LARGE CAP GROWTH FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     (1) Financial Highlights (see Part A, Prospectus): Not applicable.

     (2) Report of Independent Auditors (see Part B, Statement of Additional Information): Filed herewith.

     (3) Statement of Investments (see Part B): Not applicable.

     (4) Statement of Assets and Liabilities (see Part B):  Filed herewith.

     (5) Statement of Operations (see Part B): Not applicable.

     (6) Statement of Changes in Net Assets(see Part B): Not applicable

     (7) Notes to Financial Statements (see Part B): Not applicable.

(b)   Exhibits

     (1) (i) Declaration of Trust dated as of 1/14/98: Previously filed with Registrant's Registration Statement, 1/20/98, and incorporated herein by reference.

         (ii) Amended and Restated  Declaration  of Trust dated as of 4/27/98:
Previously   filed  with   Pre-Effective   Amendment  No.  1  to  Registrant's
Registration Statement, 5/6/98, and incorporated herein by reference.

     (2) Amended and Restated By-Laws dated as of 6/4/98:  Filed herewith.

     (3) Not applicable.

     (4) (i)  Specimen  Share  Certificate  for  Registrant's  Class A Shares:
Previously   filed  with   Pre-Effective   Amendment  No.  1  to  Registrant's
Registration Statement, 5/6/98, and incorporated herein by reference.

         (ii) Specimen  Share  Certificate  for  Registrant's  Class B Shares:
Previously   filed  with   Pre-Effective   Amendment  No.  1  to  Registrant's
Registration Statement, 5/6/98, and incorporated herein by reference.

         (iii)    Specimen  Share   Certificate  for   Registrant's   Class  C
Shares: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 5/6/98, and incorporated herein by reference.

         (iv) Specimen  Share  Certificate  for  Registrant's  Class Y Shares:
Previously   filed  with   Pre-Effective   Amendment  No.  1  to  Registrant's
Registration Statement, 5/6/98, and incorporated herein by reference.

     (5) Investment  Advisory  Agreement:  Previously filed with Pre-Effective
Amendment  No.  1  to  Registrant's   Registration   Statement,   5/6/98,  and
incorporated herein by reference.

     (6) (i)  General   Distributor's   Agreement:   Previously   filed   with
Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 5/6/98, and incorporated herein by reference.

         (ii) Form of Oppenheimer  Funds  Distributor,  Inc. Dealer Agreement:
Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and

incorporated herein by reference.

         (iii)    Form  of  Oppenheimer   Funds   Distributor,   Inc.   Broker
Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

         (iv) Form of Oppenheimer  Funds  Distributor,  Inc. Agency Agreement:
Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

         (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities dated 10/1/86: Filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No.
2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (7) Retirement Plan for Non-Interested Trustees dated 6/7/90: Filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (8) (i)  Custodian  Agreement  between  Registrant  and  The  Bank of New
York: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 5/6/98, and incorporated herein by reference.

         (ii) Form of Foreign Custody Manager Agreement dated October 9, 1997: Filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer World Bond Fund (Reg. No. 333-48973), 4/23/98, and incorporated herein by reference.

     (9) Not applicable.


     (10)Opinion and Consent of Counsel:  Previously filed with  Pre-Effective
Amendment  No.  2  to  Registrant's   Registration  Statement,   6/19/98,  and

incorporated herein by reference..

     (11)Independent  Auditors'  Consent:  Previously filed with Pre-Effective
Amendment  No.  2  to  Registrant's   Registration  Statement,   6/19/98,  and

incorporated herein by reference.


     (12)Not applicable.

     (13)Investment Letter from OppenheimerFunds, Inc. to Registrant: Filed herewith. Previously filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement, 6/19/98, and incorporated herein by reference.

     (14)(i) Form of prototype Standardized and Non-Standardized Profit-Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations: Filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii) Form of  Individual  Retirement  Account  Plan (IRA)  Agreement:
Filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S. Government Trust (File No. 2-76645), 8/25/93, and incorporated herein by reference.

         (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Filed with Post-Effective Amendment No. 47 of the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

         (iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 42 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (File No. 33-47378), 9/28/95, and incorporated herein by reference.

         (v) Form of SAR-SEP Simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement for Oppenheimer Strategic Income & Growth Fund (File No. 33-47378), 9/28/95, and incorporated herein by reference.

         (vi) Form of Prototype 401(k) plan: Filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.

     (15)(i) Class A Service Plan and Agreement for Class A shares pursuant to Rule 12b-1: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 5/6/98, and incorporated herein by reference.

         (ii) Class B Service Plan and Agreement for Class A shares pursuant to Rule 12b-1: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 5/6/98, and incorporated herein by reference.

         (iii) Class C Service Plan and Agreement for Class A shares pursuant to Rule 12b-1: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement, 5/6/98, and incorporated herein by reference.

     (16)Performance Data Computation Schedule: Not applicable.

     (17)(i)  Financial Data Schedule for Class A Shares:  Not applicable.

         (ii) Financial Data Schedule for Class B Shares:  Not applicable.

         (iii)    Financial Data Schedule for Class C Shares:  Not applicable.

         (iv) Financial Data Schedule for Class Y Shares:  Not applicable.


(18)  OppenheimerFunds  Multiple  Class Plan under Rule 18f-3  dated  8/25/98:
Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.


     -- Power of Attorney and Certified Board Resolutions: Previously filed with Registrant's Registration Statement, 1/20/98, and incorporated herein by reference.

     -- Powers of Attorney signed by Registrant's Trustees: Previously filed with Registrant's Registration Statement, 1/20/98, and incorporated herein by reference.

Item 25. Persons Controlled by or under Common Control with Registrant

     None.

Item 26. Number of Holders of Securities

                                          Number of Record
                                          Holders as of the
                                          date of this

Title of Class                                  Registration Statement

Class A shares of beneficial interest                              1
Class B shares of beneficial interest                              -
Class C shares of beneficial interest                              -
Class Y shares of beneficial interest                              1

Item 27. Indemnification


      Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.


      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser


(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position           Other Business and Connections


with OppenheimerFunds, Inc.         During the Past Two Years


Charles E. Albers,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds  (since  April
                                    1998);  a  Chartered   Financial  Analyst;
                                    formerly,  a Vice  President and portfolio
                                    manager for  Guardian  Investor  Services,
                                    the  investment  management  subsidiary of
                                    The  Guardian   Life   Insurance   Company
                                    (since 1972).


Edward Amberger,

Assistant Vice President            Formerly    Assistant   Vice    President,
                                    Securities   Analyst  for  Morgan  Stanley
                                    Dean Witter (May 1997 - April  1998);  and
                                    Research  Analyst  (July 1996 - May 1997),
                                    Portfolio  Manager  (February  1992 - July
                                    1996) and Department Manager (June 1988 to February 1992) for The Bank of New
                                    York.


Mark J.P. Anson,

Vice President                      Vice President of  Oppenheimer  Real Asset
                                    Management,   Inc.  ("ORAMI");   formerly,
                                    Vice  President of Equity  Derivatives  at
                                    Salomon Brothers, Inc.

Peter M. Antos,


Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  Senior Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation   ("HarbourView");   prior  to
                                    March,  1996  he  was  the  senior  equity
                                    portfolio  manager for the Panorama Series
                                    Fund,   Inc.  (the  "Company")  and  other
                                    mutual funds and pension  funds managed by
                                    G.R.  Phelps & Co. Inc.  ("G.R.  Phelps"),
                                    the Company's former  investment  adviser,
                                    which  was  a  subsidiary  of  Connecticut
                                    Mutual  Life  Insurance  Company;  he  was
                                    also  responsible  for managing the common
                                    stock    department   and   common   stock
                                    investments  of  Connecticut  Mutual  Life
                                    Insurance Co.


Lawrence Apolito,

Vice President                      None.

Victor Babin,

Senior Vice President               None.

Bruce Bartlett,

Vice President                      An  officer  and/or  portfolio  manager of

                                    certain  Oppenheimer  funds.  Formerly,  a
                                    Vice   President   and  Senior   Portfolio
                                    Manager  at  First of  America  Investment

                                    Corp.


George Batejan,
Executive Vice President,

Chief Information Officer           Formerly  Senior  Vice  President,   Group
                                    Executive,  and Senior Systems Officer for
                                    American   International   Group  (October

                                    1994 - May, 1998).

John R. Blomfield,

Vice President                      Formerly     Senior    Product     Manager
                                    (November,   1995  -   August,   1997)  of
                                    International   Home  Foods  and  American
                                    Home  Products  (March,  1994  -  October,

                                    1996).


Kathleen Beichert,

Vice President                      None.

Rajeev Bhaman,

Vice President                      Formerly,  Vice President  (January 1992 -
                                    February,  1996)  of  Asian  Equities  for
                                    Barclays de Zoete Wedd, Inc.

Robert J. Bishop,

Vice President                      Vice  President of Mutual Fund  Accounting
                                    (since  May  1996);  an  officer  of other
                                    Oppenheimer    funds;     formerly,     an
                                    Assistant  Vice  President  of  OFI/Mutual
                                    Fund Accounting (April 1994-May 1996), and a Fund Controller for OFI.


George C. Bowen,
Senior Vice President, Treasurer

and Director                        Vice  President   (since  June  1983)  and
                                    Treasurer    (since    March    1985)   of
                                    OppenheimerFunds  Distributor,  Inc.  (the
                                    "Distributor");   Vice  President   (since
                                    October 1989) and  Treasurer  (since April
                                    1986)   of   HarbourView;    Senior   Vice
                                    President     (since    February    1992),
                                    Treasurer  (since July 1991)and a director
                                    (since   December   1991)  of  Centennial;
                                    President,  Treasurer  and a  director  of
                                    Centennial   Capital   Corporation  (since
                                    June 1989);  Vice  President and Treasurer
                                    (since August 1978) and  Secretary  (since
                                    April 1981) of Shareholder Services,  Inc.
                                    ("SSI");  Vice  President,  Treasurer  and
                                    Secretary   of    Shareholder    Financial
                                    Services,  Inc.  ("SFSI")  (since November
                                    1989);  Assistant Treasurer of Oppenheimer
                                    Acquisition  Corp.  ("OAC")  (since March,
                                    1998);     Treasurer    of     Oppenheimer
                                    Partnership    Holdings,    Inc.    (since
                                    November   1989);   Vice   President   and
                                    Treasurer  of  ORAMI  (since  July  1996);
                                    an officer of other Oppenheimer funds.


Scott Brooks,

Vice President                      None.

Susan Burton,

Vice President                      None.

Adele Campbell,

Assistant Vice President & Assistant

Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael Carbuto,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President

                                    of Centennial.

John Cardillo,

Assistant Vice President            None.


Erin Cawley,


Assistant Vice President            None.

H.D. Digby Clements,
Assistant Vice President:

Rochester Division                  None.

O. Leonard Darling,

Executive Vice President            Trustee   (1993  -  present)  of  Awhtolia
                                    College - Greece.


William DeJianne,                   None.
Assistant Vice President


Robert A. Densen,

Senior Vice President               None.

Sheri Devereux,

Assistant Vice President            None.

Craig P. Dinsell


Executive Vice President            Formerly,  Senior Vice  President of Human
                                    Resources for Fidelity  Investments-Retail
                                    Division (January,  1995 - January, 1996),
                                    Fidelity  Investments  FMR  Co.  (January,
                                    1996   -   June,    1997)   and   Fidelity
                                    Investments  FTPG  (June,  1997 - January,
                                    1998).


Robert Doll, Jr.,

Executive Vice President & Director An  officer  and/or  portfolio  manager of certain Oppenheimer funds.

John Doney,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,


General Counsel and Director        Executive Vice President  (since September
                                    1993),   and  a  director  (since  January
                                    1992) of the  Distributor;  Executive Vice
                                    President,  General Counsel and a director
                                    of    HarbourView,     SSI,    SFSI    and
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    since  (September  1995);  President and a
                                    director of  Centennial  (since  September
                                    1995);  President  and a director of ORAMI
                                    (since   July   1996);   General   Counsel
                                    (since  May  1996)  and  Secretary  (since
                                    April  1997) of OAC;  Vice  President  and
                                    Director        of        OppenheimerFunds
                                    International,     Ltd.    ("OFIL")    and
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.

Patrick Dougherty,                  None.
Assistant Vice President

Bruce Dunbar,                       None.
Vice President

Eric Edstrom,

Vice President                      Formerly an Assistant  Vice  President and
                                    National Account Executive  (February 1996
                                    - August 1998) for MBNA America.


George Evans,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

Edward Everett,

Assistant Vice President            None.

Scott Farrar,

Vice President                      Assistant    Treasurer   of    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds;   formerly,   an   Assistant   Vice
                                    President of  OFI/Mutual  Fund  Accounting
                                    (April   1994-May   1996),   and  a   Fund
                                    Controller for OFI.


Leslie A. Falconio,

Assistant Vice President            None.


Katherine P. Feld,

Vice President and Secretary        Vice   President   and  Secretary  of  the
                                    Distributor;   Secretary  of  HarbourView,
                                    and Centennial;  Secretary, Vice President
                                    and   Director   of   Centennial   Capital
                                    Corporation;  Vice President and Secretary

                                    of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:

      Rochester Division An officer, Director and/or portfolio manager of certain Oppenheimer funds; Presently he holds the following other positions: Director (since 1995) of ICI Mutual Insurance Company; Governor (since 1994) of St. John's College; Director (since 1994 - present) of International Museum of Photography at George Eastman House. Formerly, he held the following positions: formerly, Chairman of the Board and Director of Rochester Fund Distributors, Inc. ("RFD"); President and Director of Fielding Management Company, Inc. ("FMC"); President and Director of Rochester Capital Advisors, Inc. ("RCAI"); Managing Partner of Rochester Capital Advisors, L.P., President and Director of Rochester Fund Services, Inc. ("RFS"); President and Director of Rochester Tax Managed Fund, Inc.; Director (1993 -
1997) of VehiCare Corp.; Director (1993 - 1996) of VoiceMode.

John Fortuna,

Vice President                      None.

Patricia Foster,

Vice President                      Formerly,    she   held   the    following
                                    positions:  An officer  of certain  former
                                    Rochester  funds  (May,  1993  -  January,
                                    1996);   Secretary  of  Rochester  Capital
                                    Advisors,  Inc. and General Counsel (June,
                                    1993 - January 1996) of Rochester  Capital
                                    Advisors, L.P.

Jennifer Foxson,


Vice President                      None.

Erin Gardiner,


Assistant Vice President            None.

Linda Gardner,

Vice President                      None.

Alan Gilston,

Vice President                      Formerly,  Vice President  (1987-1997) for
                                    Schroder Capital Management International.

Jill Glazerman,

Assistant Vice President            None.


Robyn Goldstein-Liebler
Assistant Vice President            None.


Mikhail Goldverg

Assistant Vice President            None.


Jeremy Griffiths,
Executive Vice President and

Chief Financial Officer             Chief  Financial   Officer  and  Treasurer
                                    (since   March,   1998)   of   Oppenheimer
                                    Acquisition Corp.; a Member and Fellow of the Institute of Chartered Accountants;
                                    formerly,  an accountant  for Arthur Young
                                    (London, U.K.).


Robert Grill,


Senior Vice President               Formerly,  Marketing  Vice  President  for
                                    Bankers   Trust    Company    (1993-1996);
                                    Steering  Committee  Member,  Subcommittee
                                    Chairman  for American  Savings  Education
                                    Council (1995-1996).


Caryn Halbrecht,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.


Elaine T. Hamann,

Vice President                      Formerly, Vice President (September,  1989
                                    - January, 1997) of Bankers Trust Company.


Robert Haley

Assistant Vice President            Formerly,  Vice  President of  Information
                                    Services   for   Bankers   Trust   Company
                                    (January, 1991 - November, 1997).

Thomas B. Hayes,

Vice President                      None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,

a division of the Manager           President and Director of SFSI;  President
                                    and Chief executive Officer of SSI.


Dorothy Hirshman,                   None.
Assistant Vice President


Merryl Hoffman,

Vice President                      None.

Nicholas Horsley,

Vice President                      Formerly,  a  Senior  Vice  President  and
                                    Portfolio  Manager  for  Warburg,   Pincus
                                    Counsellors, Inc. (1993-1997),  Co-manager
                                    of Warburg,  Pincus Emerging  Markets Fund
                                    (12/94  -  10/97),   Co-manager   Warburg,
                                    Pincus   Institutional   Emerging  Markets
                                    Fund - Emerging Markets  Portfolio (8/96 -
                                    10/97),  Warburg  Pincus  Japan  OTC Fund,
                                    Associate  Portfolio  Manager  of  Warburg
                                    Pincus  International Equity Fund, Warburg
                                    Pincus  Institutional  Fund - Intermediate
                                    Equity Portfolio,  and Warburg Pincus EAFE
                                    Fund.

Scott T. Huebl,

Assistant Vice President            None.

Richard Hymes,

Vice President                      None.

Jane Ingalls,

Vice President                      None.


Kathleen T. Ives,

Vice President                      None.


Frank Jennings,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

Thomas W. Keffer,

Senior Vice President               None.

Avram Kornberg,

Vice President                      None.


John Kowalik,

Senior Vice President               An officer  and/or  portfolio  manager for
                                    certain    OppenheimerFunds;     formerly,
                                    Managing  Director  and  Senior  Portfolio
                                    Manager  at  Prudential   Global  Advisors

                                    (1989 - 1998).


Joseph Krist,

Assistant Vice President            None.

Michael Levine,

Assistant Vice President            None.

Shanquan Li,

Vice President                      None.

Stephen F. Libera,

Vice President                      An officer  and/or  portfolio  manager for
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  a Vice  President  of
                                    HarbourView;  prior  to  March  1996,  the
                                    senior   bond   portfolio    manager   for
                                    Panorama  Series Fund Inc.,  other  mutual
                                    funds  and  pension  accounts  managed  by
                                    G.R.   Phelps;    also   responsible   for
                                    managing    the    public     fixed-income
                                    securities   department   at   Connecticut
                                    Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                      None.


Dan Loughran,
Assistant Vice President:

Rochester Division                  None.


David Mabry,

Assistant Vice President            None.

Steve Macchia,

Assistant Vice President            None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                        Chief Executive  Officer (since  September
                                    1995);  President and director (since June
                                    1991)  of  HarbourView;   Chairman  and  a
                                    director of SSI (since August  1994),  and
                                    SFSI (September  1995);  President  (since
                                    September  1995)  and  a  director  (since
                                    October  1990)  of OAC;  President  (since
                                    September  1995)  and  a  director  (since
                                    November      1989)     of     Oppenheimer
                                    Partnership  Holdings,   Inc.,  a  holding
                                    company  subsidiary  of OFI; a director of
                                    ORAMI (since July 1996) ; President  and a
                                    director  (since October 1997) of OFIL, an
                                    offshore  fund manager  subsidiary  of OFI
                                    and  Oppenheimer   Millennium   Funds  plc
                                    (since  October  1997);  President  and  a
                                    director  of other  Oppenheimer  funds;  a
                                    director  of  Hillsdown  Holdings  plc  (a
                                    U.K.   food   company);    formerly,    an
                                    Executive Vice President of OFI.

Wesley Mayer,

Vice President                      Formerly,  Vice President (January, 1995 -
                                    June,   1996)   of   Manufacturers    Life

                                    Insurance Company.

Loretta McCarthy,

Executive Vice President            None.

Kelley A. McCarthy-Kane

Assistant Vice President            Formerly,  Product Manager, Assistant Vice
                                    President  (June 1995-  October,  1997) of
                                    Merrill Lynch Pierce Fenner & Smith.

Beth Michnowski,

Assistant Vice President            Formerly  Senior  Marketing  Manager  May,
                                    1996  -  June,   1997)  and   Director  of
                                    Product  Marketing  (August,  1992  - May,
                                    1996) with Fidelity Investments.

Lisa Migan,

Assistant Vice President            None.

Denis R. Molleur,

Vice President                      None.

Nikolaos Monoyios,

Vice President                      A Vice President and/or portfolio  manager
                                    of certain  Oppenheimer funds (since April
                                    1998);  a  Certified   Financial  Analyst;
                                    formerly, a Vice President and portfolio manager for Guardian Investor Services, the management subsidiary of The Guardian
                                    Life Insurance Company (since 1979).

Linda Moore,

Vice President                      Formerly,    Marketing    Manager    (July
                                    1995-November  1996) for Chase  Investment

                                    Services Corp.

Kenneth Nadler,

Vice President                      None.

David Negri,


Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.


Barbara Niederbrach,

Assistant Vice President            None.

Robert A. Nowaczyk,

Vice President                      None.


Ray Olson,

Assistant Vice President            None.


Richard M. O'Shaugnessy,
Assistant Vice President:

Rochester Division                  None.

Gina M. Palmieri,

Assistant Vice President            None.

Robert E. Patterson,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

James Phillips

Assistant Vice President            None.

Jane Putnam,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

Michael Quinn,

Assistant Vice President            Formerly,    Assistant    Vice   President
                                    (April,  1995  -  January,  1998)  of  Van
                                    Kampen American Capital.

Russell Read,

Senior Vice President               Vice President of  Oppenheimer  Real Asset
                                    Management, Inc. (since March, 1995).

Thomas Reedy,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  formerly,  a
                                    Securities Analyst for the Manager.


John Reinhardt,

Vice President: Rochester Division  None
Ruxandra Risko,
Vice President                      None.


Michael S. Rosen,


Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.


Richard H. Rubinstein,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

Lawrence Rudnick,

Assistant Vice President            None.

James Ruff,


Executive Vice President & Director None.


Valerie Sanders,

Vice President                      None.

Ellen Schoenfeld,

Assistant Vice President            None.

Stephanie Seminara,

Vice President                      None.


Michelle Simone,

Assistant Vice President            None.


Richard Soper,

Vice President                      None.

Stuart J. Speckman

Vice President                      Formerly,  Vice  President and  Wholesaler
                                    for Prudential Securities (December,  1990

                                    - July, 1997).

Nancy Sperte,

Executive Vice President            None.

Donald W. Spiro,

Chairman Emeritus and Director      Vice  Chairman  and  Trustee  of  the  New
                                    York-based  Oppenheimer  Funds;  formerly,
                                    Chairman    of   the   Manager   and   the

                                    Distributor.

Richard A. Stein,

Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

Ralph Stellmacher,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director


of Retirement Plans                 None.


Michael C. Strathearn,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  a Vice  President  of

                                    HarbourView.

James C. Swain,


Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and Director of OAMC, CAMC and Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President

Anthony A. Tanner,
Vice President:  Rochester Division


James Tobin,

Vice President                      None.


Susan Torrisi,

Assistant Vice President            None.


Jay Tracey,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.


James Turner,

Assistant Vice President            None.

Maureen VanNorstrand,
Assistant Vice President            None.


Ashwin Vasan,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.


Teresa Ward,

Assistant Vice President            None.


Jerry Webman,

Senior Vice President               Director  of  New  York-based   tax-exempt
                                    fixed income Oppenheimer funds.

Christine Wells,

Vice President                      None.

Joseph Welsh,

Assistant Vice President            None.

Kenneth B. White,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial   Analyst;   Vice  President  of

                                    HarbourView.

William L. Wilby,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,

Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds; Vice President of Centennial; Vice President, Finance and Accounting; Point of Contact: Finance
                                    Supporters of Children; Member of the Oncology Advisory Board of the Childrens
                                    Hospital.

Caleb Wong,

Assistant Vice President            None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate


General Counsel                     Assistant  Secretary  of  SSI  (since  May
                                    1985),  SFSI (since November  1989),  OFIL
                                    (since   1998),   Oppenheimer   Millennium
                                    Funds  plc  (since   October   1997);   an
                                    officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:

Rochester Division                  None.


Arthur J. Zimmer,

Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds; Vice President of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as

set forth below:

New York-based Oppenheimer Funds

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds


Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals


Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset
Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.


Item 29.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.


(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices

Business Address             with Underwriter            with Registrant


Jason Bach                   Vice President              None
31 Racquel Drive

Marietta, GA 30364

Peter Beebe                  Vice President              None
876 Foxdale Avenue

Winnetka, IL  60093

Douglas S. Blankenship       Vice President              None
17011 Woodbank

Spring, TX  77379

George C. Bowen(1)           Vice President and          Vice President and
                             Treasurer                   Treasurer of the

                                                         Oppenheimer funds.


Peter W. Brennan             Vice President              None
1940 Cotswold Drive

Orlando, FL 32825

Robert Coli                  Vice President              None
12 White Tail Lane

Bedminster, NJ 07921

Ronald T. Collins            Vice President              None
710-3 E. Ponce de Leon Ave.

Decatur, GA  30030

William Coughlin             Vice President              None
542 West Surf - #2N

Chicago, IL  60657

Mary Crooks(1)


Daniel Deckman               Vice President              None
12252 Rockledge Circle

Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
5105 Aldrich Avenue South

Minneapolis, MN 55403


Rhonda Dixon-Gunner(1)       Assistant Vice President    None

Andrew John Donohue(2)       Executive Vice              Secretary of the

                             President & Director        Oppenheimer funds.


                             And General Counsel

John Donovan                 Vice President              None
868 Washington Road

Woodbury, CT  06798

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive

Fort Worth, TX 76109


Wendy H. Ehrlich             Vice President              None
4 Craig Street

Jericho, NY 11753


Kent Elwell                  Vice President              None
35 Crown Terrace

Yardley, PA  19067


Todd Ermenio                 Vice President              None
11011 South Darlington

Tulsa, OK  74137

John Ewalt                   Vice President              None
2301 Overview Dr. NE

Tacoma, WA 98422

George Fahey                 Vice President              None
412 Commons Way

Doylestown, PA 18901


Patrice Falagrady(1)         Senior Vice President       None

Eric Fallon                  Vice President              None
10 Worth Circle

Newton, MA  02158


Katherine P. Feld(2)         Vice President              None
& Secretary

Mark Ferro                   Vice President              None
43 Market Street

Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None

Ronald R. Foster             Senior Vice President       None
11339 Avant Lane

Cincinnati, OH 45249


Patricia Gadecki-Wells       Vice President              None
950 First St., S.


Suite 204
Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane

Charlotte, NC 28277


Michelle Gans                Vice President              None
8327 Kimball Drive

Eden Prairie, MN  55347


L. Daniel Garrity            Vice President              None
2120 Brookhaven View, N.E.

Atlanta, GA 30319

Mark Giles                   Vice President              None
5506 Bryn Mawr

Dallas, TX 75209

Ralph Grant(2)               Vice President/National     None
Sales Manager


Michael Guman                Vice President              None
3913 Pleasent Avenue

Allentown, PA 18103

Allen Hamilton               Vice President              None
5 Giovanni

Aliso Viejo, CA  92656

C. Webb Heidinger            Vice President              None
138 Gales Street

Portsmouth, NH  03801

Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President              None

Eric K. Johnson              Vice President              None
3665 Clay Street

San Francisco, CA 94118


Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court

Wildwood, MO  63011


Elyse Jurman                 Vice President              None
1194 Hillsboro Mile, #51

Hillsboro Beach, FL  33062


Michael Keogh(2)             Vice President              None


Brian Kelly                  Vice President              None
60 Larkspur Road

Fairfield, CT  06430

John Kennedy                 Vice President              None
799 Paine Drive

Westchester, PA  19382


Richard Klein                Vice President              None
4820 Fremont Avenue So.

Minneapolis, MN 55409

Daniel Krause                Vice President              None
560 Beacon Hill Drive

Orange Village, OH  44022


Ilene Kutno(2)               Vice President/             None

                             Director of Sales

Oren Lane                    Vice President              None
5286 Timber Bend Drive

Brighton, MI  48116


Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue

Unit 714
Denver, CO 80209


Wayne A. LeBlang             Senior Vice President       None
54511 Southern Hills

LaQuinta, CA  92253


Dawn Lind                    Vice President              None
7 Maize Court

Melville, NY 11747


James Loehle                 Vice President              None
2714 Orchard Terrace

Linden, NJ  07036

Steve Manns                  Vice President              None
1941 W. Wolfram Street

Chicago, IL  60657


Todd Marion                  Vice President              None
39 Coleman Avenue

Chatham, N.J. 07928


Marie Masters                Vice President              None
8384 Glen Eagle Drive

Manlius, NY  13104

LuAnn Mascia(2)              Assistant Vice President    None

Theresa-Marie Maynier        Vice President              None
2421 Charlotte Drive

Charlotte, NC  28203

Anthony Mazzariello          Vice President              None
100 Anderson Street, #427

Pittsburgh, PA  15212

John McDonough               Vice President              None
3812 Leland Street

Chevey Chase, MD  20815

Wayne Meyer                  Vice President              None
2617 Sun Meadow Drive

Chesterfield, MO  63005


Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive

Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road

Upper Montclair, NJ 07043

Denise-Marke Nakamura        Vice President              None
2870 White Ridge Place, #24

Thousand Oaks, CA  91362


Chad V. Noel                 Vice President              None
2408 Eagleridge Dr.


Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street

San Francisco, CA  94115

Kevin Parchinski             Vice President              None
8409 West 116th Terrace

Overland Park, KS 66210

Gayle Pereira                Vice President              None
2707 Via Arboleda

San Clemente, CA 92672

Charles K. Pettit            Vice President              None
22 Fall Meadow Dr.

Pittsford, NY  14534


Bill Presutti                Vice President              None
130 E. 63rd Street, #10E

New York, NY  10021

Steve Puckett                Vice President              None
5297 Soledad Mountain Road

San Diego, CA  92109

Elaine Puleo(2)              Senior Vice President       None


Minnie Ra                    Vice President              None
100 Delores Street, #203

Carmel, CA 93923


Dustin Raring                Vice President              None
378 Elm Street

Denver, CO 80220


Michael Raso                 Vice President              None
16 N. Chatsworth Ave.

Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None


Douglas Rentschler           Vice President              None
677 Middlesex Road


Grosse Pointe Park, MI 48230

Ian Robertson                Vice President              None
4204 Summit Wa

Marietta, GA 30066


Michael S. Rosen(2)          Vice President              None

Kenneth Rosenson             Vice President              None
3505 Malibu Country Drive


Malibu, CA 90265

James Ruff(2)                President                   None

Timothy Schoeffler           Vice President              None
1717 Fox Hall Road

Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive

Mandeville, LA  70471


Eric Sharp                   Vice President              None
862 McNeill Circle

Woodland, CA  95695


Robert Shore                 Vice President              None
26 Baroness Lane

Laguna Niguel, CA 92677


Timothy Stegner              Vice President              None
794 Jackson Street

Denver, CO 80206

Peter Sullivan               Vice President              None
21445 S. E 35th Street

Issaquah, WA  98029

David Sturgis                Vice President              None
44 Abington Road

Danvers, MA  0923


Brian Summe                  Vice President              None
239 N. Colony Drive

Edgewood, KY 41017


George Sweeney               Vice President              None
5 Smokehouse Lane

Hummelstown, PA  17036


Andrew Sweeny                Vice President              None
5967 Bayberry Drive

Cincinnati, OH 45242


Scott McGregor Tatum         Vice President              None
704 Inwood

 Southlake, TX  76092

David G. Thomas              Vice President              None
7009 Metropolitan Place, #300

Falls Church, VA 22043


Sarah Turpin                 Vice President              None
2201 Wolf Street, #5202

Dallas, TX 75201


Andrea Walsh(1)              Vice President              None

Suzanne Walters(1)           Assistant Vice President    None


Mark Stephen Vandehey(1)     Vice President              None


James Wiaduck                Vice President              None
29900 Meridian Place

#22303

Farmington Hills, MI  48331


Marjorie Williams            Vice President              None
6930 East Ranch Road

Cave Creek, AZ  85331


6803 South Tucson Way, Englewood, CO  80112
Two World Trade Center, New York, NY  10048
350 Linden Oaks, Rochester, NY  14623

      (c)  Not applicable.


Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)  Not applicable.

Not applicable.
(b)

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of November, 1998.


                       OPPENHEIMER LARGE CAP GROWTH FUND

                           /s/ Bridget A. Macaskill
                       By:_______________________________*
                           Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title                   Date


/s/ Leon Levy                   Chairman of the         November 17, 1998
______________________*         Board of Trustees
Leon Levy

                                 President,


/s/ Bridget A. Macaskill        Principal Executive     November 17, 1998
______________________*         Officer and Trustee
Bridget A. Macaskill

/s/ George Bowen                Treasurer & Principal   November 17, 1998
______________________*         Financial & Accounting
George Bowen                    Officer

/s/ Robert G. Galli             Trustee                 November 17, 1998

______________________*
Robert G. Galli


/s/ Benjamin Lipstein           Trustee                 November 17, 1998

______________________*
Benjamin Lipstein


/s/ Elizabeth Moynihan          Trustee                 November 17, 1998

______________________*
Elizabeth B. Moynihan


/s/ Kenneth A. Randall          Trustee                 November 17, 1998

_____________________*
Kenneth A. Randall


/s/ Edward V. Regan             Trustee                 November 17, 1998

______________________*
Edward V. Regan


/s/ Russell S. Reynolds, Jr.    Trustee                 November 17, 1998

______________________*
Russell S. Reynolds, Jr.


/s/ Donald W. Spiro             Trustee                 November 17, 1998

______________________*
Donald W. Spiro


/a/ Pauline Trigere             Trustee                 November 17, 1998

______________________*
Pauline Trigere


/s/ Clayton K. Yeutter          Trustee                 November 17, 1998

______________________*
Clayton K. Yeutter

           /s/ Robert G. Zack
*By:_________________________________
        Robert G. Zack, Attorney-in-Fact